Supplement to the Statement of Additional Information


                       John Hancock Small Cap Growth Fund
                          John Hancock Technology Fund
                     John Hancock Financial Industries Fund
                          John Hancock Core Growth Fund
                          John Hancock Core Value Fund

The "SALES COMPENSATION" chart has been changed as follows:


                                      Sales charge paid    Maximum                 First year service    Maximum total
                                      by investors (% of   reallowance (% of       fee (% of net         compensation (1)
Class A investments                   offering price)      offering price)         investment) (3)       (% of offering price)
-------------------                   ---------------      ---------------         ---------------       ---------------------

Up to $49,999                         5.00%                4.01%                   0.25%                 4.25%
$50,000 - $99,999                     4.50%                3.51%                   0.25%                 3.75%
$100,000 - $249,999                   3.50%                2.61%                   0.25%                 2.85%
$250,000 - $499,999                   2.50%                1.86%                   0.25%                 2.10%
$500,000 - $999,999                   2.00%                1.36%                   0.25%                 1.60%

Investments of Class A shares
of $1 million or more (4)
-------------------------

First $1M - $4,999,999                --                   0.75%                   0.25%                 1.00%
Next $1 - $5M above that              --                   0.25%                   0.25%                 0.50% (2)
Next $1 or more above that            --                   0.00%                   0.25%                 0.25% (2)

                                                           Maximum                 First year service    Maximum total
                                                           Reallowance (% of       fee (% of net         compensation (1)
Class B investments                                        offering price)         investment) (3)       (% of offering price)
-------------------                                        ---------------         ---------------       ---------------------

All amounts                           --                   3.75%                   0.25%                 4.00%

                                                           Maximum                 First year service    Maximum total
                                                           reallowance (% of       fee (% of net         compensation
Class C investments                                        offering price)         investment)           (% of offering price)
-------------------                                        ---------------         -----------           ---------------------
Amounts purchased at NAV
                                      --                   0.75%                   0.25%                 1.00%
All other amounts                     1.00%                1.75%                   0.25%                 2.00%

                                                           Maximum                 First year service    Maximum total
                                                           reallowance (% of       fee (% of net         compensation (1)
Class I investments                                        offering price)         investment) (3)       (% of offering price)
-------------------                                        --------------          ---------------       ---------------------

All amounts                           --                   0.00%                   0.00%                 0.00% (5)


(1) Reallowance percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

May 1, 2001

              Supplement to the Statement of Additional Information

John Hancock Small Cap Value Fund       John Hancock Pacific Basin Equities Fund
John Hancock Mid Cap Growth Fund        John Hancock Growth Trends Fund
John Hancock Multi Cap Growth Fund      John Hancock Regional Bank Fund
John Hancock Real Estate Fund           John Hancock Focused Relative Value Fund
John Hancock Biotechnology Fund         John Hancock Health Sciences Fund
John Hancock European Equity Fund       John Hancock International Fund
John Hancock Global Fund

The "SALES COMPENSATION" chart has been changed as follows:


                                                                              First year
                              Sales charge            Maximum                 service fee        Maximum total
                              paid by investors       reallowance (% of       (% of net          compensation (1)
Class A investments           (% of offering price)   offering price)         investment) (3)    (% of offering price)
-------------------           ---------------------   ---------------         ---------------    ---------------------

Up to $49,999                 5.00%                   4.01%                   0.25%              4.25%
$50,000 - $99,999             4.50%                   3.51%                   0.25%              3.75%
$100,000 - $249,999           3.50%                   2.61%                   0.25%              2.85%
$250,000 - $499,999           2.50%                   1.86%                   0.25%              2.10%
$500,000 - $999,999           2.00%                   1.36%                   0.25%              1.60%

Investments of
Class A shares of
$1 million or more (4)
----------------------

First $1M - $4,999,999        --                      0.75%                   0.25%              1.00%
Next $1 - $5M above that      --                      0.25%                   0.25%              0.50% (2)
Next $1 or more above that    --                      0.00%                   0.25%              0.25% (2)

                                                                              First year
                                                      Maximum                 service fee        Maximum total
                                                      reallowance (% of       (% of net          compensation (1)
Class B investments                                   offering price)         investment) (3)    (% of offering price)
-------------------                                   ---------------         ---------------    ---------------------

All amounts                   --                      3.75%                   0.25%              4.00%

                                                                              First year
                                                      Maximum                 service fee        Maximum total
                                                      reallowance(% of        (% of net          compensation (1)
Class C investments                                   offering price)         investment) (3)    (% of offering price)
-------------------                                   ---------------         ---------------    ---------------------

Amounts purchased at NAV      --                      0.75%                   0.25%              1.00%
All other amounts             1.00%                   1.75%                   0.25%              2.00%

(1) Reallowance percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3)   After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

May 1, 2001